UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
EuroFund, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)

BlackRock EuroFund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.2%
KBC Bancassurance Holding	100,591	$ 4,515,056
Denmark — 1.8%
Carlsberg A/S	63,104	6,565,788
Finland — 2.1%
KCI Konecranes Oyj	206,049	7,713,293
France — 17.7%
AXA SA	457,145	8,014,383
Alstom	93,140	4,752,028
BNP Paribas SA	97,499	6,958,626
Cie de Saint-Gobain SA	131,870	5,892,768
European Aeronautic Defense and
Space Co.	279,045	6,963,444
Sanofi-Aventis	161,329	10,738,988
Societe Generale SA	128,683	7,440,821
Total SA	118,063	6,100,416
Vivendi SA	287,563	7,881,607
		64,743,081
Germany — 13.6%
Bayer AG	130,146	9,071,184
Bilfinger Berger AG	105,931	7,299,444
Continental AG	82,736	6,427,669
DaimlerChrysler AG	160,842	10,179,078
Deutsche Telekom AG	793,324	10,854,569
HeidelbergCement AG	122,172	5,884,358
		49,716,302
Italy — 1.6%
Prysmian SpA	326,452	5,975,216
Netherlands — 3.6%
Koninklijke Ahold NV	279,683	3,774,826
Koninklijke Philips Electronics NV	295,710	9,304,506
		13,079,332
Norway — 1.3%
DnB NOR ASA	332,856	4,543,673
Spain — 8.4%
Banco Santander SA	454,496	5,768,580
Repsol YPF SA	316,467	8,158,281
Telefonica SA	681,810	16,923,285
		30,850,146
Sweden — 4.4%
Telefonaktiebolaget LM Ericsson	722,499	7,923,598
TeliaSonera AB	1,016,232	8,241,695
		16,165,293
Switzerland — 12.2%
Credit Suisse Group AG	146,392	6,236,776

Common Stocks		Shares	Value
Switzerland (concluded)
Nestle SA, Registered Shares		158,633	$ 8,456,311
Novartis AG, Registered Shares		307,351	17,690,482
Swiss Reinsurance Co.,
Registered Shares		121,493	5,329,389
UBS AG		409,010	6,963,689
			44,676,647
United Kingdom — 31.3%
Aviva Plc		1,023,905	6,418,327
BHP Billiton Plc		308,763	9,847,204
BP Plc		553,007	3,783,710
British American Tobacco Plc		293,069	10,944,876
Centrica Plc		2,107,387	10,713,331
HSBC Holdings Plc		310,180	3,137,768
Ladbrokes Plc		2,356,239	4,967,202
Lloyds TSB Group Plc (a)		7,337,322	8,512,440
Redrow Plc (a)		960,498	1,873,662
Royal Dutch Shell Plc		254,260	7,662,064
Royal Dutch Shell Plc, Class B		264,248	7,720,116
Taylor Wimpey Plc (a)		4,997,150	2,226,313
Tesco Plc		1,564,357	10,435,194
Thomas Cook Group Plc		1,917,860	5,183,968
Vodafone Group Plc		2,649,865	6,538,154
Wolseley Plc (a)		207,846	5,225,720
Xstrata Plc		490,986	9,404,979
			114,595,028
Total Long-Term Investments
(Cost – $322,642,598) – 99.2%			363,138,855
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.23% (b)(c)		907,801	907,801
		Par
Time Deposits		(000)
Euro – 0.0%
Brown Brothers Harriman & Co.,
0.10%, 10/01/10	EUR	5	7,345
United Kingdom — 0.1%
Brown Brothers Harriman & Co.,
0.06%, 10/01/10	GBP	187	295,219
Total Short-Term Securities
(Cost – $1,210,365) – 0.3%			1,210,365

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CHF	Swiss Franc	NOK	Norwegian Krone
EUR	Euro	USD	U.S. Dollar
GBP	British Pound

BLACKROCK EUROFUND

SEPTEMBER 30, 2010 1

Schedule of Investments(concluded)

BlackRock EuroFund
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost – $323,852,963*) – 99.5%	$ 364,349,220
Other Assets Less Liabilities – 0.5%	1,807,674
Net Assets – 100.0%	$ 366,156,894

* The cost and unrealized appreciation (depreciation) of investments as of
September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 327,317,167
Gross unrealized appreciation	$ 49,345,279
Gross unrealized depreciation	$ (12,313,226)
Net unrealized appreciation	37,032,053

• Foreign currency exchange contracts as of September 30, 2010 were as follows:

					Unrealized
Currency	Currency			Settlement	Appreciation
Purchased		Sold	Counterparty	Date	(Depreciation)
NOK	2,232,783 USD	381,429	State Street Global Markets, LLC	10/01/10	$ (1,778)
USD	7,317 EUR	5,380	Goldman Sachs International	10/01/10	(18)
NOK	3,045,731 USD	521,782	Citibank NA	10/04/10	(3,901)
NOK	2,311,217 USD	392,514	Goldman Sachs International	10/05/10	453
USD	2,108,132 CHF	2,068,499	Goldman Sachs International	10/05/10	3,091
Total					$ (2,153)

•Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$ 363,138,855	—	$ 363,138,855
Short-Term Securities:
Money Market Fund	$ 907,801	—	—	907,801
Time Deposits	—	302,564	—	302,564
Total	$ 907,801	$ 363,441,419	—	$ 364,349,220
[1]See above Schedule of Investments for values in each country.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3		Total
Assets:
Foreign currency exchange
contracts	—	$3,544		—		$3,544
Liabilities:
Foreign currency exchange
contracts	—	(5,697)		—		(5,697)
Total	—	$(2,153)		—		$(2,153)

Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

		Shares Held at
	Shares Held at Net	September 30,
Affiliate	June 30, 2010 Activity	2010	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	893,336 14,465	907,801	$3,107
(c) Represents the current yield as of report date.

2 BLACKROCK EUROFUND

SEPTEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock EuroFund

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: November 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: November 22, 2010